Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 22,592	¥ 24,647	¥ 22,445
Defined contribution retirement scheme	2,183	2,794	2,387
Other retirement welfare subsidy	72	206	197
Early retirement benefits	0	0	1
Staff costs	¥ 24,847	¥ 27,647	¥ 25,030